Risk Management and Hedging Activities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended							1 Months Ended	3 Months Ended					1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Southeast Texas [Member]	Mar. 31, 2012 Southeast Texas [Member]	Mar. 30, 2012 Southeast Texas [Member]	Dec. 31, 2011 Southeast Texas [Member]	Jan. 31, 2011 Southeast Texas [Member]	Jun. 30, 2012 Interest Rate Derivatives [Member]	Mar. 31, 2012 Interest Rate Derivatives [Member]	Dec. 31, 2012 Interest Rate Derivatives [Member]	Dec. 31, 2011 Interest Rate Derivatives [Member]	Dec. 31, 2012 Interest Rate Derivatives [Member] Minimum [Member]	Dec. 31, 2012 Interest Rate Derivatives [Member] Maximum [Member]	Mar. 08, 2012 Forward Starting Interest Rate Swap [Member]
Derivative [Line Items]
Ownership interest percentage			66.67%	66.67%	66.67%	66.67%	33.33%
2011 base gas hedge fair value	$ 3
Derivative maturity date	June, July and August 2013							Q2 2012
Deferred loss recognized	3													5
Derivative hedge amount	150	450								150	450			195
Interest rate swap agreements designated as cash flow hedging instruments											425
Mark-to-market interest rate swaps											25
Discontinuation of cash flow hedge									225
Derivative settlement amount								300						7
Interest rate swap agreements reprice every thirty days										150
Effective fixed-rates lower range										2.94%
Effective fixed-rates higher range										2.99%
Derivative net liability position	22									150
Reduce in net liability due to offset of contract	20
Liability on interest rate swap	6
Outstanding parental guarantees	25
Derivative, notional amount												$ 70	$ 80